Derivative Financial Instruments - Summary of Notional Amounts and Fair Values of Derivative Financial Instruments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 ARS ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair Value	$ 989,478		$ 838,493
Derivative liabilities, fair Value	230		1,046,556
Derivatives held for trading [member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities,notional Value		$ 1,755		$ 73,920
Derivatives held for trading [member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, notional Value		1,580		$ 73,920
Derivatives held for trading [member] | Put options 1 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, notional Value		$ 8,910,878	8,910,878
Derivatives held for trading [member] | Put options 2 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, notional Value	8,910,878		8,910,878
At fair value [member] | Put options 1 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair Value			538,643
At fair value [member] | Derivatives held for trading [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair Value	989,478		838,493
Derivative liabilities, fair Value	230		1,046,556
At fair value [member] | Derivatives held for trading [member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities, fair Value	230		1,046,556
At fair value [member] | Derivatives held for trading [member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair Value	7,232		69,003
At fair value [member] | Derivatives held for trading [member] | Put options 1 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair Value	687,572
At fair value [member] | Derivatives held for trading [member] | Put options 2 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair Value	$ 294,674		$ 230,847